Summary Of Significant Accounting Policies (Tables)	12 Months Ended
May 25, 2014
Accounting Policies [Abstract]
Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment
Depreciation and amortization expense from continuing operations associated with buildings and equipment and losses on disposal of land, buildings and equipment were as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Depreciation and amortization on buildings and equipment	$296.3	$271.0	$233.1
Losses on disposal of land, buildings and equipment	2.8	5.0	3.5

Capitalized Software Costs And Related Accumulated Amortization
The cost of capitalized software and related accumulated amortization was as follows:

(in millions)	May 25, 2014	May 26, 2013
Capitalized software	$132.6	$107.9
Accumulated amortization	(70.9)	(67.5)
Capitalized software, net of accumulated amortization	$61.7	$40.4

Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets
The cost and related accumulated amortization was as follows:

(in millions)	May 25, 2014	May 26, 2013
Other definite-lived intangibles	$15.5	$19.1
Accumulated amortization	(6.3)	(7.6)
Other definite-lived intangible assets, net of accumulated amortization	$9.2	$11.5
(in millions)	May 25, 2014	May 26, 2013
Below-market leases	$29.2	$29.2
Accumulated amortization	(9.6)	(7.8)
Below-market leases, net of accumulated amortization	$19.6	$21.4
(in millions)	May 25, 2014	May 26, 2013
Above-market leases	$(21.4)	$(21.4)
Accumulated amortization	4.9	3.5
Above-market leases, net of accumulated amortization	$(16.5)	$(17.9)

Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles
Amortization expense from continuing operations associated with capitalized software and other definite-lived intangibles included in depreciation and amortization in our accompanying consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Amortization expense - capitalized software	$7.0	$6.3	$7.7
Amortization expense - other definite-lived intangibles	1.1	1.0	0.5

Amortization Expense Related To Acquired Definite-Lived Intangible Assets
Amortization expense from continuing operations associated with above- and-below-market leases included in restaurant expenses as a component of rent expense in our consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Restaurant expense - below-market leases	$1.8	$1.8	$1.8
Restaurant expense - above-market leases	(1.4)	(1.2)	(0.5)

Goodwill And Trademark Balances
Our goodwill and trademark balances are allocated as follows:

(in millions)	May 25, 2014	May 26, 2013
Goodwill:
The Capital Grille	$401.7	$401.7
LongHorn Steakhouse	49.4	49.5
Olive Garden (1)	30.2	30.2
Red Lobster (1) (2)	—	35.0
Eddie V's	22.0	22.1
Yard House	369.2	369.8
Total Goodwill	$872.5	$908.3

Trademarks:
The Capital Grille	$147.0	$147.0
LongHorn Steakhouse	307.8	307.0
Eddie V's	10.5	10.5
Yard House	109.3	109.3
Total Trademarks	$574.6	$573.8

(1)
Goodwill related to Olive Garden and Red Lobster is associated with the RARE Hospitality International, Inc. (RARE) acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.

(2)
Goodwill related to Red Lobster was reclassified as assets held for sale on our consolidated balance sheet as of May 25, 2014. Based on a comparison of the expected sale proceeds of $2.11 billion and the net book value of the related assets and liabilities held for sale of $1.17 billion, there was no indication of impairment of goodwill related to Red Lobster. See Note 2 – Discontinued Operations for additional information.

Advertising Expenses
The costs of programming and other advertising, promotion and marketing programs are charged to operations in the fiscal period incurred. Advertising expense related to continuing operations, included in selling, general and administrative expenses was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Advertising expense	$252.3	$241.1	$215.6

Stock-Based Compensation
The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2014	2013	2012
Weighted-average fair value	$12.06	$12.22	$14.31
Dividend yield	4.4%	4.0%	3.5%
Expected volatility of stock	39.6%	39.7%	39.4%
Risk-free interest rate	1.9%	0.8%	2.1%
Expected option life (in years)	6.4	6.5	6.5

Basic And Diluted Earnings Per Common Share
The following table presents the computation of basic and diluted net earnings per common share:

(in millions, except per share data)	Fiscal Year
	2014	2013	2012
Earnings from continuing operations	$183.2	$237.3	$279.2
Earnings from discontinued operations	103.0	174.6	196.3
Net earnings	$286.2	$411.9	$475.5
Average common shares outstanding – Basic	131.0	129.0	130.1
Effect of dilutive stock-based compensation	2.2	2.6	3.1
Average common shares outstanding – Diluted	133.2	131.6	133.2
Basic net earnings per share:
Earnings from continuing operations	$1.40	$1.84	$2.15
Earnings from discontinued operations	0.78	1.35	1.50
Net earnings	$2.18	$3.19	$3.65
Diluted net earnings per share:
Earnings from continuing operations	$1.38	$1.80	$2.10
Earnings from discontinued operations	0.77	1.33	1.47
Net earnings	$2.15	$3.13	$3.57

Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share
Restricted stock and options to purchase shares of our common stock excluded from the calculation of diluted net earnings per share because the effect would have been anti-dilutive, are as follows:

(in millions)	Fiscal Year Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Anti-dilutive restricted stock and options	4.2	2.8	2.6